Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Schedule of contractual maturities of financial liabilities

	December 31, 2025
	Carrying	Contractual	Due <	Due	Due in more
	amount	Cash flow	1 year	1 - 5 years	than 5 years
	in k€	in k€	in k€	in k€	in k€
Non-derivative financial liabilities
Loans	(276,403)	(286,223)	(83,444)	(157,469)	(45,310)
Lease obligations	(171,286)	(201,158)	(28,146)	(99,974)	(73,039)
Trade accounts payable	(64,763)	(64,763)	(64,763)	—	—
Other financial liabilities	(817)	(817)	(817)	—	—
Total non-derivative financial liabilities	(513,271)	(552,963)	(177,171)	(257,443)	(118,348)
Derivative financial liabilities
Foreign currency forwards	(222)	(222)	(222)	—	—
Total derivative financial liabilities	(222)	(222)	(222)	—	—

	December 31, 2024
	Carrying	Contractual	Due <	Due	Due in more
	amount	Cash flow	1 year	1 - 5 years	than 5 years
	in k€	in k€	in k€	in k€	in k€
Non-derivative financial liabilities
Loans	(287,556)	(301,238)	(7,911)	(196,055)	(97,272)
Lease obligations	(151,863)	(175,081)	(24,548)	(90,484)	(60,048)
Trade accounts payable	(85,792)	(85,792)	(85,792)	—	—
Other financial liabilities	(5,430)	(5,430)	(4,118)	(1,312)	—
Total non-derivative financial liabilities	(530,643)	(567,542)	(122,370)	(287,851)	(157,320)
Derivative financial liabilities
Foreign currency forwards	(4,139)	(4,139)	(4,139)	—	—
Total derivative financial liabilities	(4,139)	(4,139)	(4,139)	—	—

Schedule of exchange rates

	Annual average exchange rate		Closing rate
	2025	2024	Dec 31
	Jan 1 - Dec 31	Jan 1 - Dec 31	2025	2024
	€	€	€	€
USD	1.1300	1.0824	1.1750	1.0389
GBP	0.8568	0.8466	0.8726	0.8292

Schedule of maximum exposure to credit risk for trade receivables

	December 31, 2025	December 31, 2024
	in k€	in k€
USA	43,335	59,084
Europe	62,115	40,499
Rest of the world	30,514	16,528
	135,963	116,111

Schedule of total assets, equity, equity ratio and net cash

	December 31, 2025	December 31, 2024
	in k€	in k€
Balance sheet total	1,713,945	1,912,502
Equity attributable to Shareholders of Evotec SE	813,704	952,525
Equity ratio in (%)	47.5%	49.8%
Net cash	(29,173)	(133,033)

Currency risks
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

	2025
	USD		GBP		EUR
in k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	14,591	(14,591)	1,406	(1,406)	15,997	(15,997)
Result	14,591	(14,591)	1,406	(1,406)	15,997	(15,997)

	2024
	USD		GBP		EUR
in k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	13,834	(13,834)	2,994	(2,994)	16,828	(16,828)
Result	13,834	(13,834)	2,994	(2,994)	16,828	(16,828)

	2023
	USD		GBP		EUR
in k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)
Result	16,699	(16,699)	5,278	(5,278)	21,977	21,977